INCOME TAX - Reconciliation between total expenses of income tax and tax expense (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of income tax [Line Items]
Profit before income tax	$ 6,274,371	$ 6,364,618	$ 4,841,871
Enacted tax rate	38.00%	34.00%	36.00%
Theoretical income tax expense	$ 2,384,261	$ 2,163,970	$ 1,743,074
Non deductible expenses	465,986	378,301	361,116
Tax losses considered non recoverable for income tax purpose	192,470	9,480	39,843
Presumptive income considered non recoverable for income tax purpose	(7,666)	(7,845)	(5,074)
Nontaxable dividends	(40,420)	(51,334)	(46,197)
Nontaxable income under equity method in associates	(141,655)	(111,736)	(79,259)
Profit (loss) in sales or appraisal of investment	(439)	(695)	2,492
Nontaxable interest income and other income	(281,715)	(133,711)	(86,195)
Other nontaxable income	(578,592)	(283,755)	(143,490)
Non-accountable tax revenues in Sale of BHI	(543,879)
Revenues taxable by different tax rate	9,218	1,453	5,511
Tax benefits in the acquisition of property and equipment	(34,018)	(22,431)	(25,470)
Tax discounts	(80,804)	(91,829)	(111,164)
Profits (losses) in Subsidiaries in tax free countries or with different tax rate	(188,701)	(55,366)	(159,514)
Effect on the deferred income tax due to changes in tax rates	56,129	587,939	(102,617)
Prior years adjustments	(35,553)	(102,937)	(52,540)
Adjustments due to uncertain tax positions in previous year	(6,802)	(933)	144
Deferred taxes - Prior years adjustments	7,857	34,573	7,893
Other	7,315	5,885	8,721
Withholding Tax	654	4,399	2,793
Total tax expense	$ 2,271,404	$ 2,323,428	$ 1,360,067
Effective income tax rate	36.20%	36.51%	28.09%
Tax losses on which no deferred tax asset recorded	$ 192,470
Banco de Bogota S.A.
Disclosure of income tax [Line Items]
Profits (losses) in Subsidiaries in tax free countries or with different tax rate			$ 262,901
Corficolombiana
Disclosure of income tax [Line Items]
Profits (losses) in Subsidiaries in tax free countries or with different tax rate			$ 133,329
Rent surcharge rate			4.00%
Other entities
Disclosure of income tax [Line Items]
Profits (losses) in Subsidiaries in tax free countries or with different tax rate			$ 7,611
Costa Rica
Disclosure of income tax [Line Items]
Enacted tax rate	30.00%	30.00%	30.00%